OPERATING LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING LEASES AND COMMITMENTS
Schedule of operating lease right of use asset
Operation lease right of Use Asset	In Thousands of US Dollars
	2025	2024	2023
Balances January 1	$-	-	158
Adjustments office lease	-	-	-
Accumulated amortization	-	-	(158)
Balances December 31	$-	$-	$-

Schedule of operting lease liabilities
	In Thousands of US Dollars
Operating Lease Liabilities	2025	2024	2023
Balances as of January 1	$-	$-	173
Adjustment office lease	-	-	-
Repayments of lease liability	-	-	(176)
Interest expense	-	-	3
Balances as of December 31	$-	$-	$-
Lease liability due within one year	$-	$-	$-
Lease Liability long Term	-	$-	$-